Related Parties (Narrative) (Details) - Jefferies [Member] € in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2016 EUR (€)	Sep. 30, 2016 USD ($)
Related Party Transaction [Line Items]
Fees and reimbursements of expenses from related party	$ 3.0
One Of The Initial Purchasers For SBI [Member]
Related Party Transaction [Line Items]
Offering amount from related party | €		€ 425
Interest rate		4.00%	4.00%
Maturity year		2026	2026
Discounts, commissions and reimbursements of expenses from related party			$ 0.3
Minimum [Member]
Related Party Transaction [Line Items]
Percentage beneficially owns of common stock	10.00%